Organization and principal activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Jan. 31, 2010 Allyes	Jul. 30, 2010 Silver Lake
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups [Line Items]
Percentage of ownership interest sold	38.00%	62.00%
Proceed from sale of ownership interest	$ 13.3	$ 124.0
Fair value of equity interest disposed	$ 35